STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Schedule Of Assumptions in valuing Warrants	The assumptions used valuing the warrants include:
Risk free interest rate (annual)	0.88%
Expected volatility	110%
Expected life	5 Years
Assumed dividends	none

Schedule of Stock Option Activity

A summary of the stock options and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	3,548,000	$1.11	8.45
Granted	32,250,000	0.39	10
Exercised	—	—	—
Forfeited	(500,000)	0.81	8.59
Cancelled	—	—	—
Balance outstanding at September 30, 2012	35,298,000	$0.46	9.36

Options exercisable at September 30, 2012	31,712,267	$0.46
Options expected to vest	3,585,733
Weighted average fair value of options granted during the period		$0.36

Schedule of Warrant Activity

A summary of the status of the Company's outstanding stock warrants and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	35,603,142	$2.64	3.94
Granted	20,449,150	0.46	4.20
Cancelled	(32,430,954)	2.83	3.86
Forfeited	—	—	—
Exercised	(11,399,150)	0.42	4.64
Balance at September 30, 2012	12,222,188	$0.55	2.52

Warrants exercisable at September 30, 2012	12,222,188	$0.55	2.52

Weighted average fair value of options granted during the nine months ended September 30, 2012		$0.37

Below is a summary of the Company’s stock warrants issued during the period then ended is as follows:

	Number of Warrants Issued	Weighted Average Exercise Price
Shareholder Issuance - January 2012 through February 2012 (Note 12)	1,118,750	$0.60
Stock Purchase Agreement- February 23, 2012 (Note 12)	8,750,000	0.40
Platinum Note Modification Agreement – February 23, 2012 (Note 7)	4,144,320	0.40
Lakewood Note Modification Agreement – February 23, 2012 (Note 7)	1,036,080	0.40
Issuance to a Consultant – March 6, 2012 (Note 12)	400,000	0.45
Victoria Gold and Victoria Resources – April 5, 2012 (Note 5)	5,000,000	0.60

Warrants issued during the nine months ended September 30, 2012	20,449,150	$0.46

Below is a summary of the Company’s stock warrants exercised during the period then ended is as follows:

	Number of Warrants Exercised	Weighted Average Exercise Price
Platinum and Lakewood Note Modification- February 23, 2012 (Note 7)	5,180,400	$0.40
Stock Purchase Agreement- February 23, 2012 (Note 12)	5,250,000	0.40
Shareholder Exercise – January 2012 through February 2012 Issuance (Note 12)	968,750	0.60

Warrants exercised during the nine months ended September 30, 2012	11,399,150	$0.42